Investment in Millburn Multi-Markets Trading L.P. (Details)	Dec. 31, 2019	Dec. 31, 2018
Millburn Multi Markets Fund L P [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the master fund	33.60%	30.30%